TAXES ON INCOME (Schedule of Tax Expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating Loss Carryforwards [Line Items]
Current	$ 1,410	$ 1,853	$ 1,535
Previous year	62		25
Deferred	(589)	(593)	(580)
Total taxes on income	883	1,260	980
Israel [Member]
Operating Loss Carryforwards [Line Items]
Current	500	3
Previous year	62		25
Deferred	(200)	(94)
Subsidiaries outside Israel [Member]
Operating Loss Carryforwards [Line Items]
Current	910	1,850	1,535
Deferred	$ (389)	$ (499)	$ (580)